Taxes (Details 2)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Net operating loss carryforwards			¥ 12,324,697
Allowance for doubtful accounts	139,473	987,848	1,393,473
Less: valuation allowance			(13,718,170)
Deferred tax assets, net	139,473	987,848
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations			(1,679,062)
Total deferred tax liabilities, net			¥ (1,679,062)